FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Hedging instrument, assets	$ 18
Cash Flow Hedges
Disclosure of financial assets [line items]
Hedging instrument, assets	18	$ 31
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Financial liabilities	40	64
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0	0
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category | Level 2
Disclosure of financial liabilities [line items]
Fair Value	26	57
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category | Level 3
Disclosure of financial liabilities [line items]
Fair Value	14	7
Contingent consideration | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Financial liabilities	39	49
Contingent consideration | Financial liabilities at fair value through profit or loss, category | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0	0
Contingent consideration | Financial liabilities at fair value through profit or loss, category | Level 2
Disclosure of financial liabilities [line items]
Fair Value	0	12
Contingent consideration | Financial liabilities at fair value through profit or loss, category | Level 3
Disclosure of financial liabilities [line items]
Fair Value	39	37
Loans and borrowings | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	10,499	10,600
Loans and borrowings | Financial liabilities carried at amortized cost | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0	0
Loans and borrowings | Financial liabilities carried at amortized cost | Level 2
Disclosure of financial liabilities [line items]
Fair Value	9,989	9,590
Loans and borrowings | Financial liabilities carried at amortized cost | Level 3
Disclosure of financial liabilities [line items]
Fair Value	0	0
Financial assets at fair value through profit or loss, category | Derivative financial instruments
Disclosure of financial assets [line items]
Subscription receipts (Note 15)	80	129
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Fair Value	0	0
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Fair Value	51	92
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Fair Value	$ 29	$ 37